PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in assets limitation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	R$ 522,105	R$ 318,629
Effect generated by company acquisition		668
Balance at the end of the year	668,481	522,105
Asset Limitation
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	921,617	1,158,707
Interest on the asset limitation	90,212	125,038
Changes in the assets limitation, except interest	95,134	(362,190)
Effect generated by company acquisition		62
Balance at the end of the year	1,106,963	921,617
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	67,148	54,026
Effect generated by company acquisition		(12)
Balance at the end of the year	68,368	67,148
Post-retirement pension plans | Asset Limitation
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	791,177	993,754
Interest on the asset limitation	77,246	107,140
Changes in the assets limitation, except interest	188,259	(309,779)
Effect generated by company acquisition		62
Balance at the end of the year	1,056,682	791,177
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	454,957	264,603
Effect generated by company acquisition		680
Balance at the end of the year	600,113	454,957
Post-retirement health plans | Asset Limitation
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	130,440	164,953
Interest on the asset limitation	12,966	17,898
Changes in the assets limitation, except interest	(93,125)	(52,411)
Balance at the end of the year	R$ 50,281	R$ 130,440